UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06260

                             Quaker Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1288 Valley Forge Rd., Suite 71
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end:   6/30/2005

Date of reporting period:  9/30/2004

Item 1. Schedule of Investments.

QUAKER STRATEGIC GROWTH FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                              Number       Market
COMMON STOCK - 86.29%                                        of Shares     Value
                                                             ---------  -----------
  Aerospace & Defense - 3.37%
    General Dynamics Corp.                                     77,900  $  7,953,590
    Raytheon Co.                                              147,300     5,594,454
                                                                       ------------
                                                                         13,548,044
                                                                       ------------
  Apparel - 1.47%
    Jones Apparel Group, Inc.                                 165,100     5,910,580
                                                                       ------------
  Banks - 1.22%
    Greater Bay BanCorp                                       171,300     4,924,875
                                                                       ------------
  Biotechnology - 0.81%
    Genitope Corp.*                                           329,900     3,272,608
                                                                       ------------
  Building Materials - 2.10%
    Fiberstars, Inc.*                                         167,991     1,177,617
    Masco Corp.                                               210,700     7,275,471
                                                                       ------------
                                                                          8,453,088
                                                                       ------------
  Chemicals - 1.58%
    Dow Chemical Co.                                          140,500     6,347,790
                                                                       ------------
  Closed-end Funds - 0.59%
    Kayne Anderson MLP Investment Co.                          93,300     2,360,490
                                                                       ------------
  Commercial Services - 1.71%
    Cendant Corp.*                                            317,900     6,866,640
                                                                       ------------
  Computer Software & Services - 1.65%
    Fiserv, Inc.*                                             118,000     4,113,480
    Nestor, Inc.*                                             507,400     2,511,630
                                                                       ------------
                                                                          6,625,110
                                                                       ------------
  Entertainment & Leisure - 0.19%
    VendingData Corp.*                                        210,200       763,026
                                                                       ------------
  Environmental Control - 2.38%
    American Ecology Corp.*                                   699,295     6,783,861
    Waste Services, Inc.*                                     995,900     2,798,479
                                                                       ------------
                                                                          9,582,340
                                                                       ------------
  Financial Services - 7.43%
    Bear Stearns Cos., Inc.                                    40,900     3,933,353
    Capital One Financial Corp.                                89,000     6,577,100
    CIT Group, Inc.                                           222,900     8,334,231
    Merrill Lynch & Co., Inc.                                 140,000     6,960,800
    Sanders Morris Harris Group, Inc.                         341,200     4,114,872
                                                                       ------------
                                                                         29,920,356
                                                                       ------------
  Forest Products & Paper - 2.03%
    Weyerhaeuser Co.                                          123,100     8,183,688
                                                                       ------------
  Healthcare - Services - 8.75%
    Aetna, Inc.                                                83,700     8,364,141
    Anthem, Inc.*                                              95,800     8,358,550
    Laboratory Corp. Of America Holdings*                     175,500     7,672,860
    Manor Care, Inc.                                          127,100     3,807,916
    Pacificare Health Systems*                                190,900     7,006,030
                                                                       ------------
                                                                         35,209,497
                                                                       ------------
  Insurance - 8.15%
    Allstate Corp.                                            103,800     4,981,362
    American International Group, Inc.                         80,500     5,473,195
    Hartford Financial Services Group, Inc.                    69,600     4,310,328
    Infinity Property & Casualty Corp.                        244,700     7,225,991
    Metlife, Inc.                                             157,800     6,098,970
    RenaissanceRe Holdings Ltd.                                91,100     4,698,938
                                                                       ------------
                                                                         32,788,784
                                                                       ------------
  Internet Software & Services - 0.48%
    Check Point Software Technologies*                        113,700     1,929,489
                                                                       ------------
  Iron & Steel Production - 1.88%
    United States Steel Corp.                                 201,600     7,584,192
                                                                       ------------
  Machinery - 4.16%
    Caterpillar, Inc.                                         105,400     8,479,430
    Deere & Co.                                               128,100     8,268,855
                                                                       ------------
                                                                         16,748,285
                                                                       ------------
  Mining - 3.69%
    Alcoa, Inc.                                               188,400     6,328,356
    Newmont Mining Corp.                                      186,700     8,500,451
                                                                       ------------
                                                                         14,828,807
                                                                       ------------
  Oil & Gas - 8.96%
    Apache Corp.                                              121,300     6,078,343
    Devon Energy Corp.                                         78,600     5,581,386
    Endeavor International Corp.*                             584,800     1,941,536
    Helmerich & Payne, Inc.                                   141,200     4,051,028
    Kerr-McGee Corp.                                          125,400     7,179,150
    Nabors Industries Ltd.*                                   111,200     5,265,320
    Patterson-UTI Energy, Inc.*                               252,700     4,818,989
    Schlumberger Ltd.                                          17,000     1,144,270
                                                                       ------------
                                                                         36,060,022
                                                                       ------------
  Pharmaceuticals - 1.99%
    Merck & Co., Inc.                                          89,200     2,943,600
    Wyeth                                                     135,100     5,052,740
                                                                       ------------
                                                                          7,996,340
                                                                       ------------
  Retail - 8.98%
    Claire's Stores, Inc.                                     214,100     5,361,064
    Home Depot, Inc.                                          211,700     8,298,640
    Ltd. Brands                                               255,500     5,695,095
    McDonald's Corp.                                          282,200     7,910,066
    Pacific Sunwear Of California*                            262,900     5,534,045
    Wendy's International, Inc.                               100,000     3,360,000
                                                                       ------------
                                                                         36,158,910
                                                                       ------------
  Savings & Loans - 1.65%
    Washington Mutual, Inc.                                   169,700     6,631,876
                                                                       ------------
  Telecommunications - 7.44%
    Arch Wireless, Inc.*                                      238,850     6,862,161
    Nextel Communications, Inc.*                              523,000    12,468,320
    NII Holdings, Inc.*                                       257,800    10,623,938
                                                                       ------------
                                                                         29,954,419
                                                                       ------------
  Textiles - 1.53%
    Mohawk Industries, Inc.*                                   77,400     6,144,786
                                                                       ------------
  Utilities - 2.10%
    Allegheny Energy, Inc.*                                   529,400     8,449,224
                                                                       ------------
  Total Common Stock (Cost $324,928,498)                                347,243,266
                                                                       ------------
SHORT-TERM INVESTMENTS - 13.00%
  Merrill Lynch Master EBP Repo Money Market Fund          52,318,639    52,318,639
                                                                       ------------
  Total Short-Term Investments (Cost $52,318,639)                        52,318,639
                                                                       ------------

Total Value of Investments (Cost $377,247,137)(99.29%)                  399,561,905

Other Assets Less Liabilities, Net (0.71%)                                2,849,911
                                                                       ------------
Net Assets (100.00%)                                                   $402,411,816
                                                                       ============

                              Securities Sold Short

                                                     Number             Market
COMMON STOCK                                        of Shares           Value
                                                    ---------         ----------
Panera Bread Co.*                                      57,900         $2,173,566
Photronics, Inc.*                                     119,400          1,984,428
Power Integrations, Inc.*                              46,800            956,124
Urban Outfitters, Inc.*                                60,300          2,074,320
Utstarcom, Inc.*                                      152,300          2,453,553
                                                                      ----------
Total (Proceeds $8,764,485)                                           $9,641,991
                                                                      ==========

* Non-income producing investment

QUAKER CORE EQUITY FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                            Number      Market
COMMON STOCK - 98.70%                                      of Shares     Value
                                                           ---------  ----------
  Advertising - 0.24%
   Ventiv Health, Inc.*                                       1,600  $    27,120
                                                                     -----------
  Banks - 0.85%
   First BanCorp./Puerto Rico                                 2,000       96,600
                                                                     -----------
  Biotechnology - 2.02%
   Celgene Corp.*                                             1,100       64,053
   Charles River Laboratories International, Inc.*            3,600      164,880
                                                                     -----------
                                                                         228,933
                                                                     -----------
  Commercial Services - 2.40%
   Aaron Rents, Inc.                                          4,800      104,448
   ACE Cash Express, Inc.*                                    3,000       78,120
   Aramark Corp.*                                             3,700       89,318
                                                                     -----------
                                                                         271,886
                                                                     -----------
  Computer Software & Services - 5.04%
   Autodesk, Inc.                                             1,250       60,787
   Microsoft Corp.                                           18,440      509,866
                                                                     -----------
                                                                         570,653
                                                                     -----------
  Computers - 5.75%
   Dell, Inc.*                                               15,700      558,920
   EMC Corp./Massachusetts*                                   8,000       92,320
                                                                     -----------
                                                                         651,240
                                                                     -----------
  Cosmetics & Toiletries - 1.53%
   Procter & Gamble Co.                                       3,200      173,184
                                                                     -----------
  Distribution & Wholesale - 0.96%
   WESCO International, Inc.*                                 4,500      109,125
                                                                     -----------
  Electronics & Electrical Components - 1.01%
   Hubbell, Inc.                                                800       35,864
   Rogers Corp.*                                              1,850       78,606
                                                                     -----------
                                                                         114,470
                                                                     -----------
  Financial Services - 7.27%
   AG Edwards, Inc.                                           2,000       69,240
   Capital One Financial Corp.                                  900       66,510
   CIT Group, Inc.                                            1,400       52,346
   Doral Financial Corp.                                      2,000       82,940
   Goldman Sachs Group, Inc.                                  3,000      279,720
   MBNA Corp.                                                 5,100      128,520
   New Century Financial Corp.                                2,400      144,528
                                                                     -----------
                                                                         823,804
                                                                     -----------
  Food & Beverages - 3.95%
   Del Monte Foods Co.*                                       8,700       91,263
   Hershey Foods Corp.                                          300       14,013
   PepsiCo, Inc.                                              6,000      291,900
   WM Wrigley Jr. Co.                                           800       50,648
                                                                     -----------
                                                                         447,824
                                                                     -----------
  Healthcare - Products - 2.53%
   Beckman Coulter, Inc.                                        800       44,896
   Boston Scientific Corp.*                                   5,100      202,623
   Zimmer Holdings, Inc.*                                       500       39,520
                                                                     -----------
                                                                         287,039
                                                                     -----------
  Healthcare - Services - 1.50%
   DaVita, Inc.*                                              5,450      169,767
                                                                     -----------
  Home Builders - 1.78%
   Hovnanian Enterprises, Inc.*                               2,200       88,220
   Pulte Homes, Inc.                                            800       49,096
   Toll Brothers, Inc.*                                       1,400       64,862
                                                                     -----------
                                                                         202,178
                                                                     -----------
  Household Products - 3.50%
   Fortune Brands, Inc.                                       2,400      177,816
   Jarden Corp.*                                              5,200      189,748
   Yankee Candle Co, Inc.*                                    1,000       28,960
                                                                     -----------
                                                                         396,524
                                                                     -----------
  Insurance - 4.60%
   American International Group, Inc.                         4,900      333,151
   Prudential Financial, Inc.                                 4,000      188,160
                                                                     -----------
                                                                         521,311
                                                                     -----------
  Internet Software & Services - 0.28%
   S1 Corp.*                                                  4,000       31,920
                                                                     -----------
  Lodging - 1.21%
   Mandalay Resort Group                                      2,000      137,300
                                                                     -----------
  Miscellaneous Manufacturing - 12.89%
   3M Co.                                                     2,500      199,925
   Barnes Group, Inc.                                         2,100       57,687
   Dover Corp.                                                4,300      167,141
   General Electric Co.                                      19,740      662,869
   Illinois Tool Works, Inc.                                  4,000      372,680
                                                                     -----------
                                                                       1,460,302
                                                                     -----------
  Multimedia - 7.27%
   Comcast Corp.*                                            10,700      302,168
   Fox Entertainment Group, Inc.*                             1,300       36,062
   Liberty Media Corp.*                                       8,500       74,120
   Viacom, Inc.                                               2,855       97,070
   Viacom, Inc.                                               6,000      201,360
   Walt Disney Co.                                            5,000      112,750
                                                                      ----------
                                                                         823,530
                                                                      ----------
  Oil & Gas - 4.48%
   Callon Petroleum Co.*                                      4,500       57,060
   Edge Petroleum Corp.*                                      3,700       59,089
   Enterprise Products Partners LP                            1,000       23,180
   KCS Energy, Inc.*                                          3,500       48,685
   Penn Virginia Corp.                                        1,700       67,303
   Valero Energy Corp.                                        2,050      164,431
   Whiting Petroleum Corp.*                                   2,900       88,160
                                                                     -----------
                                                                         507,908
                                                                     -----------
  Packaging & Containers - 0.52%
   Ball Corp.                                                 1,000       37,430
   Bemis Co.                                                    800       21,264
                                                                     -----------
                                                                          58,694
                                                                     -----------
  Pharmaceuticals - 6.87%
   Barr Pharmaceuticals, Inc.*                                2,000       82,860
   Endo Pharmaceuticals Holdings, Inc.*                       4,600       84,456
   ImClone Systems, Inc.*                                       400       21,140
   Omnicare, Inc.                                               800       22,688
   Pfizer, Inc.                                              18,540      567,324
                                                                     -----------
                                                                         778,468
                                                                     -----------
  Real Estate - 1.29%
   Capital Trust, Inc./NY                                     2,400       69,840
   IMPAC Mortgage Holdings, Inc.                              2,900       76,270
                                                                     -----------
                                                                         146,110
                                                                     -----------
  Retail - 8.43%
   Cash America International, Inc.                           9,000      220,140
   Claire's Stores, Inc.                                      3,000       75,120
   Dollar Tree Stores, Inc.*                                  2,000       53,900
   Lowe's Cos, Inc.                                           2,450      133,158
   MSC Industrial Direct Co.                                  2,200       74,976
   Pantry, Inc.*                                              3,000       75,510
   PEP Boys-Manny Moe & Jack                                  2,600       36,400
   Petsmart, Inc.                                             2,000       56,780
   Wal-Mart Stores, Inc.                                      4,295      228,494
                                                                     -----------
                                                                         954,478
                                                                     -----------
  Semiconductors - 5.78%
   Cypress Semiconductor Corp.*                               7,050       62,322
   Intel Corp.                                               24,050      482,443
   Lam Research Corp.*                                        5,000      109,400
                                                                     -----------
                                                                         654,165
                                                                     -----------
  Telecommunications - 4.75%
   Cisco Systems, Inc.*                                      17,500      316,750
   Corning, Inc.*                                             2,500       27,700
   Ditech Communications Corp.*                               3,000       67,170
   Motorola, Inc.                                             7,000      126,280
                                                                     -----------
                                                                         537,900
                                                                     -----------
  Total Common Stock (Cost $11,455,268)                               11,182,433
                                                                     -----------
SHORT-TERM INVESTMENTS - 1.25%
  Evergreen Institutional Money Market Fund                 141,412      141,412
                                                                     -----------
  Total Short-Term Investments (Cost $141,412)                           141,412
                                                                     -----------
Total Value of Investments (Cost $11,596,680)(99.95%)                 11,323,845

Other Assets Less Liabilities, Net (0.05%)                                 5,527
                                                                     -----------
Net Assets (100.00%)                                                 $11,329,372
                                                                     ===========

* Non-income producing investment

QUAKER SMALL-CAP GROWTH FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                           Number     Market
COMMON STOCK - 97.06%                                    of Shares     Value
                                                         ---------  -----------
  Aerospace & Defense - 1.08%
   Orbital Sciences Corp.*                                  2,620   $    29,920
                                                                    -----------
  Auto Manufacturers - 0.83%
   Oshkosh Truck Corp.                                        400        22,824
                                                                    -----------
  Auto Parts & Equipment - 0.78%
   BorgWarner, Inc.                                           500        21,645
                                                                    -----------
  Banks - 2.79%
   First BanCorp./Puerto Rico                                 600        28,980
   R-G Financial Corp.                                      1,250        48,312
                                                                    -----------
                                                                         77,292
                                                                    -----------
  Chemicals - 0.73%
   Spartech Corp.                                             800        20,080
                                                                    -----------
  Commercial Services - 2.31%
   Aaron Rents, Inc.                                          585        12,730
   ACE Cash Express, Inc.*                                  1,970        51,299
                                                                    -----------
                                                                         64,029
                                                                    -----------
  Computer Software & Services - 2.61%
   Activision, Inc.*                                        1,400        19,418
   MAPICS, Inc.*                                            2,000        18,100
   Omnicell, Inc.*                                            860        11,369
   Transaction Systems Architects, Inc.*                    1,250        23,231
                                                                    -----------
                                                                         72,118
                                                                    -----------
  Computers - 1.80%
   Anteon International Corp.*                              1,030        37,749
   Ciber, Inc.*                                             1,600        12,032
                                                                    -----------
                                                                         49,781
                                                                    -----------
  Distribution & Wholesale - 5.64%
   Central European Distribution Corp.*                     3,070        68,584
   Hughes Supply, Inc.                                      1,540        46,308
   WESCO International, Inc.*                               1,700        41,225
                                                                    -----------
                                                                        156,117
                                                                    -----------
  Electronics & Electrical Components - 4.92%
   Dionex Corp.*                                              800        43,760
   Methode Electronics, Inc.                                2,900        37,091
   Rogers Corp.*                                            1,300        55,237
                                                                    -----------
                                                                        136,088
                                                                    -----------
  Engineering & Construction - 0.97%
   URS Corp.*                                               1,000        26,680
                                                                    -----------
  Entertainment & Leisure - 3.10%
   Gaylord Entertainment Co.*                               1,530        47,430
   Scientific Games Corp.*                                  2,000        38,200
                                                                    -----------
                                                                         85,630
                                                                    -----------
  Financial Services - 7.03%
   Asta Funding, Inc.                                       2,500        40,475
   Doral Financial Corp.                                      600        24,882
   Encore Capital Group, Inc.*                              2,200        41,470
   Marlin Business Services, Inc.*                          3,060        57,406
   New Century Financial Corp.                                500        30,110
                                                                    -----------
                                                                        194,343
                                                                    -----------
  Food & Beverages - 0.92%
   Volume Services America Holdings, Inc.                   1,730        25,431
                                                                    -----------
  Healthcare - Products - 3.68%
   Advanced Medical Optics, Inc.*                             280        11,080
   Cooper Cos., Inc.                                          660        45,243
   Inamed Corp.*                                              250        11,917
   Ocular Sciences, Inc.*                                     700        33,579
                                                                    -----------
                                                                        101,819
                                                                    -----------
  Healthcare - Services - 2.18%
   Beverly Enterprises, Inc.*                               3,200        24,224
   Covance, Inc.*                                             630        25,181
   Pediatrix Medical Group, Inc.*                             200        10,970
                                                                    -----------
                                                                         60,375
                                                                    -----------
  Home Builders - 1.73%
   Standard-Pacific Corp.                                     850        47,914
                                                                    -----------
  Household Products - 3.17%
   Jarden Corp.*                                            1,050        38,314
   Toro Co.                                                   300        20,490
   Yankee Candle Co., Inc.*                                 1,000        28,960
                                                                    -----------
                                                                         87,764
                                                                    -----------
  Internet Software & Services - 0.92%
   S1 Corp.*                                                3,200        25,536
                                                                    -----------
  Lodging - 1.53%
   Boyd Gaming Corp.                                        1,500        42,225
                                                                    -----------
  Machinery - Diversified - 3.38%
   IDEX Corp.                                               2,250        76,410
   Nordson Corp.                                              500        17,165
                                                                    -----------
                                                                         93,575
                                                                    -----------
  Miscellaneous Manufacturing - 5.05%
   Acuity Brands, Inc.                                        100         2,377
   Applied Films Corp.*                                     1,050        18,911
   Barnes Group, Inc.                                       1,000        27,470
   Roper Industries, Inc.                                     800        45,968
   Trinity Industries, Inc.                                 1,440        44,885
                                                                    -----------
                                                                        139,611
                                                                    -----------
  Multimedia - 1.27%
   Thomas Nelson, Inc.                                      1,800        35,190
                                                                    -----------
  Oil & Gas - 11.67%
   Callon Petroleum Co.*                                    1,700        21,556
   Edge Petroleum Corp.*                                      600         9,582
   Houston Exploration Co.*                                 1,000        59,350
   KCS Energy, Inc.*                                        8,210       114,201
   Penn Virginia Corp.                                      1,000        39,590
   Plains Exploration & Production Co.*                     1,650        39,369
   Whiting Petroleum Corp.*                                 1,290        39,216
                                                                    -----------
                                                                        322,864
                                                                    -----------
  Pharmaceuticals - 4.03%
   Barr Pharmaceuticals, Inc.*                              1,000        41,430
   MGI Pharma, Inc.*                                        2,080        55,515
   NBTY, Inc.*                                                670        14,445
                                                                    -----------
                                                                        111,390
                                                                    -----------
  Real Estate - 4.40%
   Capital Trust, Inc./NY                                   2,650        77,115
   IMPAC Mortgage Holdings, Inc.                            1,700        44,710
                                                                    -----------
                                                                        121,825
                                                                    -----------
  Retail - 14.36%
   Aeropostale, Inc.*                                         500        13,100
   America's Car Mart, Inc.*                                1,500        50,625
   Brookstone, Inc.*                                        2,550        48,170
   Cash America International, Inc.                         1,330        32,532
   Claire's Stores, Inc.                                    1,250        31,300
   Dollar Tree Stores, Inc.*                                1,000        26,950
   Guitar Center, Inc.*                                       500        21,650
   Ihop Corp.                                                 500        19,105
   Pantry, Inc.*                                            2,000        50,340
   PEP Boys-Manny Moe & Jack                                2,500        35,000
   Petco Animal Supplies, Inc.*                               900        29,394
   Red Robin Gourmet Burgers, Inc.*                           400        17,468
   The Steak N Shake Co.*                                   1,260        21,521
                                                                    -----------
                                                                        397,155
                                                                    -----------
  Semiconductors - 2.72%
   Axcelis Technologies, Inc.*                              4,400        36,432
   Lam Research Corp.*                                      1,000        21,880
   Mattson Technology, Inc.*                                2,200        16,918
                                                                    -----------
                                                                         75,230
                                                                    -----------
  Telecommunications - 1.46%
   Ditech Communications Corp.*                             1,800        40,302
                                                                    -----------
  Total Common Stock (Cost $2,543,345)                                2,684,753
                                                                    -----------
EQUITY FUND - 0.63%
  iShares Russell 2000 Growth Index Fund                      300        17,571
                                                                    -----------
  Total Equity Fund (Cost $18,448)                                       17,571
                                                                    -----------
SHORT-TERM INVESTMENTS - 2.38%
  Evergreen Institutional Money Market Fund                65,737        65,737
                                                                    -----------
  Total Short-Term Investments (Cost $65,737)                            65,737
                                                                    -----------
Total Value of Investments (Cost $2,627,530)(100.07%)                 2,768,061

Liabilities in Excess of Other Assets, Net (-0.07%)                      (2,030)
                                                                    -----------
Net Assets (100.00%)                                                 $2,766,031
                                                                    ===========

* Non-income producing investment

QUAKER CAPITAL OPPORTUNITIES FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                            Number     Market
COMMON STOCK - 99.11%                                     of Shares     Value
                                                          ---------  -----------
  Aerospace & Defense - 6.90%
    Lockheed Martin Corp.                                   15,000   $   836,700
    Northrop Grumman Corp.                                  13,500       719,955
                                                                     -----------
                                                                       1,556,655
                                                                     -----------
  Biotechnology - 4.26%
    Celgene Corp.*                                          16,500       960,795
  Commercial Services - 10.74%
    Accenture Ltd.*                                         40,000     1,082,000
    Cendant Corp.*                                          20,000       432,000
    Pharmaceutical Product Development, Inc.*               25,250       909,000
                                                                     -----------
                                                                       2,423,000
                                                                     -----------
  Computer Software & Services - 0.03%
    Dun & Bradstreet Corp.*                                    100         5,870
                                                                     -----------
  Computers - 4.17%
    Computer Sciences Corp.*                                20,000       942,000
                                                                     -----------
  Entertainment & Leisure - 3.82%
    International Game Technology                           24,000       862,800
                                                                     -----------
  Financial Services - 1.94%
    Amvescap Plc                                            40,000       438,800
                                                                     -----------
  Healthcare - Products - 7.48%
    Biomet, Inc.                                            18,000       843,840
    Edwards Lifesciences Corp.*                             25,000       837,500
    Zimmer Holdings, Inc.*                                     100         7,904
                                                                     -----------
                                                                       1,689,244
                                                                     -----------
  Healthcare - Services - 3.99%
    Covance, Inc.*                                          22,500       899,325
                                                                     -----------
  Mining - 4.49%
    Freeport-McMoRan Copper & Gold, Inc.                    25,000     1,012,500
                                                                     -----------
  Miscellaneous Manufacturing - 3.41%
    Danaher Corp.                                           15,000       769,200
                                                                     -----------
  Multimedia - 2.04%
    Comcast Corp.*                                          16,500       460,680
                                                                     -----------
  Oil & Gas - 24.57%
    Chesapeake Energy Corp.                                 70,000     1,108,100
    ConocoPhillips                                          13,000     1,077,050
    El Paso Corp.                                          116,000     1,066,040
    Suncor Energy, Inc.                                     25,000       800,250
    Tesoro Petroleum Corp.*                                 22,500       664,425
    XTO Energy, Inc.                                        25,500       828,240
                                                                     -----------
                                                                       5,544,105
                                                                     -----------
  Pharmaceuticals - 12.93%
    Cephalon, Inc.*                                         20,000       958,000
    Guilford Pharmaceuticals, Inc.*                         20,000       100,000
    Rigel Pharmaceuticals, Inc.*                            49,500     1,252,350
    Sanofi-Aventis                                          16,667       607,677
                                                                     -----------
                                                                       2,918,027
                                                                     -----------
  Real Estate - 4.07%
    The St. Joe Co.                                         19,250       919,573
  Retail - 4.22%
    Petco Animal Supplies, Inc.*                            20,000       653,200
    Staples, Inc.*                                          10,000       298,200
                                                                     -----------
                                                                         951,400
                                                                     -----------
  Telecommunications - 0.05%
    3Com Corp.*                                              1,000         4,220
    IDT Corp.*                                                 500         7,290
                                                                     -----------
                                                                          11,510
                                                                     -----------
  Total Common Stock (Cost $20,324,419)                               22,365,484
                                                                     -----------
SHORT-TERM INVESTMENTS - 0.45%
  Merrill Lynch Master EBP Repo Money Market Fund          102,676       102,676
                                                                     -----------
  Total Short-Term Investments (Cost $102,676)                           102,676
                                                                     -----------
Total Value of Investments (Cost $20,427,095)(99.56%)                 22,468,160

Other Assets Less Liabilities, Net (0.44%)                                99,068
                                                                     -----------
Net Assets (100.00%)                                                 $22,567,228
                                                                     ===========

* Non-income producing investment

QUAKER BIOTECH PHARMA-HEALTHCARE FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                           Number      Market
DOMESTIC COMMON STOCK - 57.87%                            of Shares     Value
  Biotechnology - 52.98%                                  ---------  -----------
  Alexion Pharmaceuticals, Inc.*                            24,370   $   438,660
  Amgen, Inc.*                                               8,320       471,578
  Amylin Pharmaceuticals, Inc.*                             13,250       271,890
  Ariad Pharmaceuticals, Inc.*                              30,600       204,714
  Biogen Idec, Inc.*                                         4,450       272,207
  Celgene Corp.*                                            17,750     1,033,583
  Chiron Corp.*                                              9,620       425,204
  Cytokinetics, Inc.*                                          499         6,637
  Gilead Sciences, Inc.*(b)                                 29,732     1,111,382
  ICOS Corp.*                                               18,300       441,762
  Ilex Oncology, Inc.*                                      22,250       560,033
  InterMune, Inc.*                                          27,240       321,160
  Medarex, Inc.*                                            40,700       300,366
  Medicines Co.*                                            21,200       511,768
  Medimmune, Inc.*                                          24,900       590,130
  Nabi Biopharmaceuticals*                                  36,651       490,390
  NPS Pharmaceuticals, Inc.*                                15,835       344,886
  Vertex Pharmaceuticals, Inc.*                             49,600       520,800
                                                                     -----------
                                                                       8,317,150
                                                                     -----------
  Pharmaceuticals - 4.89%
  Alkermes, Inc.*                                           42,900       495,066
  King Pharmaceuticals, Inc.*                               22,800       272,232
                                                                     -----------
                                                                         767,298
                                                                     -----------
  Total Domestic Common Stock (Cost $8,844,808)                        9,084,448
                                                                     -----------
FOREIGN COMMON STOCK - 0.33%

SWITZERLAND - 0.33%
  Biotechnology - 0.33%
  Cytos Biotechnology AG* (a)                                2,000        51,406
                                                                     -----------
  Total Foreign Common Stock (Cost $83,778)                               51,406
                                                                     -----------
PUT OPTIONS PURCHASED - 0.01%
  MGI Pharmceutical, Inc., October Strike $30.00*            4,600           690
                                                                     -----------
  Total Put Options Purchased (Cost $7,728)                                  690
                                                                     -----------
SHORT-TERM INVESTMENTS - 30.74%
  Merrill Lynch Master EBP Repo Money Market Fund        4,826,803     4,826,803
                                                                     -----------
  Total Short-Term Investments (Cost $4,826,803)                       4,826,803
                                                                     -----------
Total Value of Investments (Cost $)(88.95%)                           13,963,347

Other Assets Less Liabilities, Net (11.05%)                            1,734,747
                                                                     -----------
Net Assets (100.00%)                                                 $15,698,094
                                                                     ===========

                                                          Shares
                                                          Subject        Market
CALL OPTIONS WRITTEN                                      to Call         Value
                                                         ---------     ---------
  Gilead Sciences, Inc., Novemeber Strike $37.50*          30,800       $ 56,980
                                                                        --------
  Total (Premiums Received $26,487)                                     $ 56,980
                                                                        ========

                              Securities Sold Short

                                                           Number       Market
                                                         of Shares       Value
COMMON STOCK                                             ---------     ---------
  Forest Laboratories, Inc.*                                7,500      $ 337,350
  iShares Nasdaq Biotechnology Index Fund                  10,820        757,400
  Nasdaq-100 Index Tracking Stock                          20,000        702,400
  Neurocrine Biosciences, Inc.*                             7,000        330,120
  Genentech, Inc.*                                         11,820        619,604
  Genzyme Corp.*                                           11,400        620,274
                                                                      ----------
  Total (Proceeds $3,202,009)                                         $3,367,148
                                                                      ==========

* Non-income producing investment
(a) Swiss security denominated in U.S. dollars
(b) Portion of the security is pledged as collateral for call options written.

QUAKER SMALL-CAP TREND FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                          Number        Market
COMMON STOCK - 97.21%                                    of Shares      Value
                                                         ---------    ----------
  Airlines - 2.08%
   JetBlue Airways Corp.*                                    4,100    $   85,772
                                                                      ----------

  Banks - 4.94%
   Boston Private Financial Holdings, Inc.                   3,800        94,848
   Wilmington Trust Corp.                                    3,000       108,630
                                                                      ----------
                                                                         203,478
                                                                      ----------
  Biotechnology - 3.09%
   Affymetrix, Inc.*                                         1,800        55,278
   Cambrex Corp.                                             1,400        30,730
   Charles River Laboratories International, Inc.*             900        41,220
                                                                      ----------
                                                                         127,228
                                                                      ----------
  Chemicals - 2.29%
   Cabot Microelectronics Corp.*                             2,600        94,250
                                                                      ----------

  Commercial Services - 5.47%
   Arbitron, Inc.*                                           1,500        54,915
   Pharmaceutical Product Development, Inc.*                 2,400        86,400
   SourceCorp.*                                              3,800        84,132
                                                                      ----------
                                                                         225,447
                                                                      ----------
  Computer Software & Services - 4.30%
   Advent Software, Inc.*                                    5,400        90,882
   Cerner Corp.*                                             2,000        86,520
                                                                      ----------
                                                                         177,402
                                                                      ----------
  Computers - 7.90%
   The BISYS Group, Inc.*                                    5,600        81,816
   CACI International, Inc.*                                 2,200       116,116
   Digimarc Corp.*                                           4,000        36,160
   Mercury Computer Systems, Inc.*                           3,400        91,528
                                                                      ----------
                                                                         325,620
                                                                      ----------
  Electronics & Electrical Components - 11.37%
   Analogic Corp.                                            2,100        87,549
   Benchmark Electronics, Inc.*                              3,500       104,300
   Intermagnetics General Corp.*                             3,150        72,922
   Molecular Devices Corp.*                                  4,300       101,351
   Plexus Corp.*                                             9,300       102,672
                                                                      ----------
                                                                         468,794
                                                                      ----------
  Financial Services - 4.39%
   Waddell & Reed Financial, Inc.                            4,600       101,200
   WP Stewart & Co Ltd.                                      4,000        79,960
                                                                      ----------
                                                                         181,160
                                                                      ----------
  Food & Beverages - 2.64%
   Performance Food Group Co.*                               4,600       109,020
                                                                      ----------

  Healthcare - Products - 11.55%
   Biosite, Inc.*                                            1,800        88,128
   CTI Molecular Imaging, Inc.*                              8,400        67,788
   ICU Medical, Inc.*                                        3,000        78,120
   Mentor Corp.                                              1,100        37,048
   PolyMedica Corp.                                          3,000        92,400
   Techne Corp.*                                               500        19,090
   Zoll Medical Corp.*                                       2,800        93,492
                                                                      ----------
                                                                         476,066
                                                                      ----------
  Healthcare - Services - 8.87%
   AMERIGROUP Corp.*                                         2,000       112,500
   Amsurg Corp.*                                             4,600        97,428
   Covance, Inc.*                                            1,400        55,958
   Renal Care Group, Inc.*                                   3,100        99,913
                                                                      ----------
                                                                         365,799
                                                                      ----------
  Home Builders - 5.27%
   Monaco Coach Corp.*                                       5,200       112,580
   WCI Communities, Inc.*                                    4,500       104,850
                                                                      ----------
                                                                         217,430
                                                                      ----------
  Home Furnishings - 2.61%
   Ethan Allen Interiors, Inc.                               3,100       107,725
                                                                      ----------

  Lodging - 1.74%
   Aztar Corp.*                                              2,700        71,550
                                                                      ----------

  Multimedia - 0.26%
   Information Holdings, Inc.*                                 400        10,892
                                                                      ----------

  Pharmaceuticals - 6.06%
   Accredo Health, Inc.*                                     3,900        91,923
   Medicis Pharmaceutical Corp.                              1,100        42,944
   Priority Healthcare Corp.*                                5,700       114,855
                                                                      ----------
                                                                         249,722
                                                                      ----------
  Retail - 2.60%
   Barnes & Noble, Inc.*                                     2,900       107,300
                                                                      ----------

  Semiconductors - 6.96%
   DSP Group, Inc.*                                          3,700        77,885
   Exar Corp.*                                               4,500        63,720
   Lattice Semiconductor Corp.*                             11,300        55,483
   Photronics, Inc.*                                         5,400        89,748
                                                                      ----------
                                                                         286,836
                                                                      ----------
  Telecommunications - 2.82%
   Adaptec, Inc.*                                            5,100        38,760
   Black Box Corp.                                           2,100        77,595
                                                                      ----------
                                                                         116,355
                                                                      ----------
  Total Common Stock (Cost $4,161,721)                                 4,007,846
                                                                      ----------

SHORT-TERM INVESTMENTS - 1.97%
  Merrill Lynch Master EBP Repo Money Market Fund           81,401        81,401
                                                                      ----------
  Total Short-Term Investments (Cost $81, 401)                            81,401
                                                                      ----------

Total Value of Investments (Cost $4,243,122)(99.18%)                   4,089,247

Other Assets Less Liabilities, Net (0.82%)                                33,776
                                                                      ----------
Net Assets (100.00%)                                                  $4,123,023
                                                                      ==========

* Non-income producing investment

QUAKER MID-CAP VALUE FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                           Number       Market
COMMON STOCK - 93.37%                                    of Shares       Value
                                                         ---------   ------------
  Advertising - 0.45%
   Interpublic Group of Cos., Inc.*                         20,850   $    220,802
                                                                     ------------
  Aerospace & Defense - 2.57%
   Goodrich Corp.                                           39,725      1,245,776
                                                                     ------------
  Agricultural Products - 0.84%
   Archer-Daniels-Midland Co.                               23,935        406,416
                                                                     ------------
  Airlines - 0.14%
   AMR Corp.*                                                9,325         68,352
                                                                     ------------
  Auto Manufacturers - 3.36%
   Navistar International Corp.*                            43,850      1,630,781
                                                                     ------------
  Auto Parts & Equipment - 1.73%
   Visteon Corp.                                           104,800        837,352
                                                                     ------------
  Building Materials - 1.47%
   York International Corp.                                 22,600        713,934
                                                                     ------------
  Chemicals - 7.57%
   IMC Global, Inc.                                        145,400      2,528,506
   Lyondell Chemical Co.                                    50,800      1,140,968
                                                                     ------------
                                                                        3,669,474
                                                                     ------------
  Commercial Services - 2.75%
   BearingPoint, Inc.*                                     103,500        925,290
   Convergys Corp.*                                         30,375        407,936
                                                                     ------------
                                                                        1,333,226
                                                                     ------------
  Computers - 1.17%
   Electronic Data Systems Corp.                            29,200        566,188
                                                                     ------------
  Distribution & Wholesale - 0.98%
   Hughes Supply, Inc.                                      15,800        475,106
                                                                     ------------
  Electronics & Electrical Components - 6.68%
   Agilent Technologies, Inc.*                              26,900        580,233
   Avnet, Inc.*                                             67,575      1,156,884
   Celestica, Inc.*                                         50,600        642,620
   Sanmina-SCI Corp.*                                      121,775        858,514
                                                                     ------------
                                                                        3,238,251
                                                                     ------------
  Entertainment & Leisure - 4.56%
   Brunswick Corp.                                          15,025        687,544
   Royal Caribbean Cruises, Ltd.                            34,975      1,524,910
                                                                     ------------
                                                                        2,212,454
                                                                     ------------
  Financial Services - 3.02%
   AmeriCredit Corp.*                                       43,825        915,066
   CIT Group, Inc.                                          14,675        548,698
                                                                     ------------
                                                                        1,463,764
                                                                     ------------
  Food & Beverages - 5.92%
   Smithfield Foods, Inc.*                                  42,100      1,052,500
   Tate & Lyle PLC ADR - United Kingdom                     65,050      1,817,471
                                                                     ------------
                                                                        2,869,971
                                                                     ------------
  Forest Products & Paper - 2.46%
   Bowater, Inc.                                            18,825        718,927
   Domtar, Inc.                                             39,300        473,172
                                                                     ------------
                                                                        1,192,099
                                                                     ------------
  Healthcare - Services - 1.03%
   Triad Hospitals, Inc.*                                   14,600        502,824
                                                                     ------------
  Household Products - 0.88%
   Newell Rubbermaid, Inc.                                  21,350        427,854
                                                                     ------------
  Insurance - 4.12%
   AON Corp.                                                22,525        647,368
   Fairfax Financial Holdings, Ltd.                          1,100        137,335
   Genworth Financial, Inc.*                                34,000        792,200
   PMI Group, Inc.                                          10,375        421,018
                                                                     ------------
                                                                        1,997,921
                                                                     ------------
  Mining - 4.19%
   Alcan, Inc.                                              12,475        596,305
   Cameco Corp.                                             10,675        845,887
   Freeport-McMoRan Copper & Gold, Inc.                     14,525        588,262
                                                                     ------------
                                                                        2,030,454
                                                                     ------------
  Miscellaneous Manufacturing - 0.61%
   Bombardier, Inc.                                        128,650        296,834
                                                                     ------------
  Multimedia - 2.68%
   Liberty Media International, Inc.*                       38,974      1,300,251
                                                                     ------------
  Oil & Gas - 2.59%
   Premcor, Inc.*                                           32,625      1,256,063
                                                                     ------------
  Pharmaceuticals - 0.91%
   AmerisourceBergen Corp.                                   8,225        441,765
                                                                     ------------
  Real Estate - 11.23%
   CB Richard Ellis Group, Inc.*                            25,125        580,387
   Highwoods Properties, Inc.                               42,050      1,034,850
   Host Marriott Corp.*                                    183,250      2,570,997
   The St. Joe Co.                                          26,375      1,259,934
                                                                     ------------
                                                                        5,446,168
                                                                     ------------
  Retail - 4.19%
   JC Penney Co, Inc. Holding Co.                           42,250      1,490,580
   Toys R US, Inc.*                                         30,575        542,401
                                                                     ------------
                                                                        2,032,981
                                                                     ------------
  Semiconductors - 1.70%
   Agere Systems, Inc.*                                    282,350        296,467
   ON Semiconductor Corp.*                                  72,175        225,908
   Teradyne, Inc.*                                          22,575        302,505
                                                                     ------------
                                                                          824,880
                                                                     ------------
  Telecommunications - 0.86%
   Sprint Corp.                                              8,287        166,817
   Telephone & Data Systems, Inc.                            2,975        250,406
                                                                     ------------
                                                                          417,223
                                                                     ------------
  Transportation Services - 5.23%
   CSX Corp.                                                36,400      1,208,480
   Werner Enterprises, Inc.                                 68,687      1,326,346
                                                                     ------------
                                                                        2,534,826
                                                                     ------------
  Utilities - 7.48%
   Calpine Capital Trust                                       200         10,000
   NRG Energy, Inc.                                         34,800        937,512
   PG&E Corp.*                                              12,475        379,240
   Reliant Energy, Inc.*                                   246,500      2,299,845
                                                                     ------------
                                                                        3,626,597
                                                                     ------------
  Total Common Stock (Cost $41,605,616)                                45,280,587
                                                                     ------------
EQUITY FUND - 1.41%
   iShares Russell Midcap Value Index Fund                   6,825        683,183
                                                                     ------------
  Total Equity Fund (Cost $677,421)                                       683,183
                                                                     ------------
SHORT-TERM INVESTMENTS - 5.38%
   Evergreen Institutional Money Market Fund             2,608,460      2,608,460
                                                                     ------------
  Total Short-Term Investments (Cost $2,608,460)                        2,608,460
                                                                     ------------
Total Value of Investments (Cost $44,891,497)(100.16%)                 48,572,230

Liabilities in Excess of Other Assets, Net (-0.16%)                       (79,303)
                                                                     ------------
Net Assets (100.00%)                                                 $ 48,492,927
                                                                     ============

* Non-income producing investment
ADR - American Depository Receipt

QUAKER SMALL-CAP VALUE FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                          Number        Market
COMMON STOCK - 99.00%                                    of Shares      Value
                                                         ---------   ------------
  Aerospace & Defense - 0.65%
    Teledyne Technologies, Inc.*                            12,600   $    315,504
                                                                     ------------
  Airlines - 0.59%
    ExpressJet Holdings, Inc.*                              28,700        287,287
                                                                     ------------
  Apparel - 2.23%
    DHB Industries, Inc.*                                   21,400        303,880
    Liz Claiborne, Inc.                                      7,700        290,444
    Timberland Co.*                                          5,500        312,400
    Tommy Hilfiger Corp.*                                   17,800        175,686
                                                                     ------------
                                                                        1,082,410
                                                                     ------------
  Auto Parts & Equipment - 0.83%
    Autoliv, Inc.                                            9,400        379,760
    Dura Automotive Systems, Inc.*                           3,300         23,397
                                                                     ------------
                                                                          403,157
                                                                     ------------
  Banks - 4.21%
    Colonial BancGroup, Inc.                                18,500        378,325
    Fremont General Corp.                                   16,000        370,400
    Hibernia Corp.                                          16,100        425,201
    Oriental Financial Group                                 7,700        208,362
    R-G Financial Corp.                                     10,650        411,622
    Webster Financial Corp.                                  5,000        246,950
                                                                     ------------
                                                                        2,040,860
                                                                     ------------
  Biotechnology - 1.70%
    Affymetrix, Inc.*                                        5,600        171,976
    Charles River Laboratories International, Inc.*          3,800        174,040
    Invitrogen Corp.*                                        3,400        186,966
    Myriad Genetics, Inc.*                                  17,100        292,410
                                                                     ------------
                                                                          825,392
                                                                     ------------
  Building Materials - 1.36%
    NCI Building Systems, Inc.*                              7,300        232,870
    Texas Industries, Inc.                                   8,300        426,952
                                                                     ------------
                                                                          659,822
                                                                     ------------
  Chemicals - 2.72%
    Agrium, Inc.                                            18,800        333,888
    FMC Corp.*                                               4,200        203,994
    IMC Global, Inc.                                        23,100        401,709
    Methanex Corp.                                          25,100        378,257
                                                                     ------------
                                                                        1,317,848
                                                                     ------------
  Commercial Services - 4.56%
    Aaron Rents, Inc.                                       16,200        352,512
    Albany Molecular Research, Inc.*                        11,100        106,560
    Dollar Thrifty Automotive Group*                        10,800        262,764
    Heidrick & Struggles International, Inc.*               12,600        363,132
    Korn/Ferry International*                               18,400        335,432
    Labor Ready, Inc.*                                      12,400        173,848
    MAXIMUS, Inc.*                                           7,700        221,837
    TeleTech Holdings, Inc.*                                23,800        224,672
    United Rentals, Inc.*                                   10,700        170,023
                                                                     ------------
                                                                        2,210,780
                                                                     ------------
  Computer Software & Services - 2.67%
    Activision, Inc.*                                       22,350        309,994
    Acxiom Corp.                                             8,600        204,164
    Dun & Bradstreet Corp.*                                  3,400        199,580
    MicroStrategy, Inc.*                                     2,700        110,943
    Sybase, Inc.*                                           12,600        173,754
    THQ, Inc.*                                              15,300        297,738
                                                                     ------------
                                                                        1,296,173
                                                                     ------------
  Computers - 1.68%
    Factset Research Systems, Inc.                           3,900        187,980
    InFocus Corp.*                                          32,100        294,036
    Reynolds & Reynolds Co.                                  6,000        148,020
    Silicon Storage Technology, Inc.*                       29,300        186,641
                                                                     ------------
                                                                          816,677
                                                                     ------------
  Distribution & Wholesale - 3.00%
    Aviall, Inc.*                                            9,800        199,920
    Brightpoint, Inc.*                                      13,900        239,080
    Handleman Co.                                           14,900        304,854
    Ingram Micro, Inc.*                                     20,600        331,660
    Owens & Minor, Inc.                                      8,800        223,520
    Tech Data Corp.*                                         4,000        154,200
                                                                     ------------
                                                                        1,453,234
                                                                     ------------
  Electronics & Electrical Components - 2.49%
    Arrow Electronics, Inc.*                                 9,400        212,252
    Avnet, Inc.*                                            14,200        243,104
    CTS Corp.                                               11,500        144,900
    Paxar Corp.*                                            16,200        367,416
    Vishay Intertechnology, Inc.*                           18,600        239,940
                                                                     ------------
                                                                        1,207,612
                                                                     ------------
  Entertainment & Leisure - 1.97%
    Argosy Gaming Co.*                                       5,200        203,840
    Nautilus Group, Inc.                                    13,600        307,224
    Polaris Industries, Inc.                                 8,000        446,560
                                                                     ------------
                                                                          957,624
                                                                     ------------
  Environmental Control - 0.60%
    Mine Safety Appliances Co.                               7,200        293,184
                                                                     ------------
  Financial Services - 5.84%
    Accredited Home Lenders Holding Co.*                     9,400        362,088
    Affiliated Managers Group*                               6,600        353,364
    CompuCredit Corp.*                                       3,800         70,756
    Doral Financial Corp.                                   10,800        447,876
    IndyMac BanCorp., Inc.                                  11,300        409,060
    Jefferies Group, Inc.                                    8,200        282,654
    New Century Financial Corp.                              7,300        439,606
    Providian Financial Corp.*                              14,700        228,438
    WestCorp                                                 1,400         59,528
    WFS Financial, Inc.*                                     3,800        176,890
                                                                     ------------
                                                                        2,830,260
                                                                     ------------
  Food & Beverages - 1.70%
    Corn Products International, Inc.                        9,300        428,730
    Ruddick Corp.                                            8,500        166,940
    Supervalu, Inc.                                          8,300        228,665
                                                                     ------------
                                                                          824,335
                                                                     ------------
  Forest Products & Paper - 0.80%
    Louisiana-Pacific Corp.*                                14,900        386,655
                                                                     ------------
  Hand & Machine Tools - 0.36%
    The Stanley Works                                        4,100        174,373
                                                                     ------------
  Healthcare - Products - 4.73%
    Advanced Medical Optics, Inc.*                          10,100        399,657
    Bausch & Lomb, Inc.                                      5,500        365,475
    Gen-Probe, Inc.*                                        10,200        406,674
    Idexx Laboratories, Inc.*                                4,700        238,478
    PolyMedica Corp.                                         8,600        264,880
    Sola International, Inc.*                                5,000         95,250
    Sybron Dental Specialties, Inc.*                         9,400        279,086
    Visx, Inc.*                                             11,900        245,140
                                                                     ------------
                                                                        2,294,640
                                                                     ------------
  Healthcare - Services - 1.75%
    Humana, Inc.*                                           10,300        205,794
    Kindred Healthcare, Inc.*                                6,900        168,360
    Sierra Health Services*                                  9,900        474,507
                                                                     ------------
                                                                          848,661
                                                                     ------------
  Home Builders - 4.46%
    KB Home                                                  3,300        278,817
    MDC Holdings, Inc.                                       5,800        423,980
    Monaco Coach Corp.*                                     10,900        235,985
    NVR, Inc.*                                                 800        440,800
    Ryland Group, Inc.                                       4,200        389,172
    Standard-Pacific Corp.                                   3,900        219,843
    Winnebago Industries                                     5,000        173,200
                                                                     ------------
                                                                        2,161,797
                                                                     ------------
  Household Products - 1.15%
    John H. Harland Co.                                     11,700        366,795
    Toro Co.                                                 2,800        191,240
                                                                     ------------
                                                                          558,035
                                                                     ------------
  Insurance - 8.23%
    Arch Capital Group Ltd.*                                 2,400         93,456
    Commerce Group, Inc.                                     7,600        367,840
    Infinity Property & Casualty Corp.                      10,500        310,065
    IPC Holdings Ltd.                                        9,800        372,498
    LandAmerica Financial Group, Inc.                        8,400        382,200
    Mercury General Corp.                                    7,100        375,519
    PMI Group, Inc.                                          9,000        365,220
    Radian Group, Inc.                                       7,500        346,725
    StanCorp. Financial Group, Inc.                          4,300        306,160
    Stewart Information Services Corp.                       5,100        200,940
    UICI*                                                   15,500        507,470
    Zenith National Insurance Corp.                          8,600        363,866
                                                                     ------------
                                                                        3,991,959
                                                                     ------------
  Internet Software & Services - 2.31%
    Earthlink, Inc.*                                        40,400        416,120
    Infospace, Inc.*                                         4,800        227,472
    TIBCO Software, Inc.*                                   32,400        275,724
    United Online, Inc.*                                    20,800        200,096
                                                                     ------------
                                                                        1,119,412
                                                                     ------------
  Iron & Steel Production - 2.36%
    Carpenter Technology                                     6,600        315,084
    Reliance Steel & Aluminum Co.                           10,000        397,000
    Steel Dynamics, Inc.*                                   11,200        432,544
                                                                     ------------
                                                                        1,144,628
                                                                     ------------
  Machinery - Construction & Mining - 0.13%
    Terex Corp.*                                             1,500         65,100
                                                                     ------------
  Machinery - Diversified - 0.25%
    NACCO Industries, Inc.                                   1,400        120,610
                                                                     ------------
  Metal Fabricate & Hardware - 0.50%
    Commercial Metals Co.                                    6,100        242,292
                                                                     ------------
  Mining - 0.94%
    Southern Peru Copper Corp.                               8,800        454,608
                                                                     ------------
  Miscellaneous Manufacturing - 0.33%
    Acuity Brands, Inc.                                      6,700        159,259
                                                                     ------------
  Office Furnishings - 0.45%
    HNI Corp.                                                5,500        217,690
                                                                     ------------
  Oil & Gas - 4.82%
    Cimarex Energy Co.*                                      9,600        335,424
    Houston Exploration Co.*                                 5,300        314,555
    Maverick Tube Corp.*                                     9,600        295,776
    PetroKazakhstan, Inc.                                   10,800        370,116
    Sunoco, Inc.                                             3,800        281,124
    Tesoro Petroleum Corp.*                                 14,100        416,373
    Veritas DGC, Inc.*                                      14,200        323,476
                                                                     ------------
                                                                        2,336,844
                                                                     ------------
  Pharmaceuticals - 2.83%
    Biovail Corp.                                           12,000        207,600
    Cephalon, Inc.*                                          7,800        373,620
    Eon Labs, Inc.*                                          6,800        147,560
    First Horizon Pharmaceutical Corp.*                     10,400        208,104
    Priority Healthcare Corp.*                              11,600        233,740
    United Therapeutics Corp.*                               5,800        202,594
                                                                     ------------
                                                                        1,373,218
                                                                     ------------
  Real Estate - 1.78%
    Jones Lang LaSalle, Inc.*                                9,300        306,993
    LNR Property Corp.                                       5,800        359,078
    The St. Joe Co.                                          4,100        195,857
                                                                     ------------
                                                                          861,928
                                                                     ------------
  Retail - 8.22%
    Aeropostale, Inc.*                                      13,100        343,220
    American Eagle Outfitters*                               5,400        198,990
    Barnes & Noble, Inc.*                                    4,800        177,600
    BJ's Wholesale Club, Inc.*                               6,700        183,178
    CEC Entertainment, Inc.*                                 9,450        347,288
    Childrens Place*                                         8,700        208,017
    CKE Restaurants, Inc.*                                  20,000        221,000
    Claire's Stores, Inc.                                    8,000        200,320
    Copart, Inc.*                                           13,200        249,876
    Darden Restaurants, Inc.                                15,900        370,788
    Ihop Corp.                                               6,800        259,828
    Men's Wearhouse, Inc.*                                   7,000        203,350
    Movie Gallery, Inc.                                     10,100        177,053
    ShopKo Stores, Inc.*                                    19,900        346,459
    Stage Stores, Inc.*                                      9,100        311,402
    Zale Corp.*                                              6,800        191,080
                                                                     ------------
                                                                        3,989,449
                                                                     ------------
  Savings & Loans - 1.37%
    Independence Community Bank Corp.                        8,500        331,925
    TierOne Corp.*                                          14,500        334,370
                                                                     ------------
                                                                          666,295
                                                                     ------------
  Semiconductors - 1.19%
    Cree, Inc.*                                              9,700        296,141
    Fairchild Semiconductor International, Inc.*            10,500        148,785
    Kulicke & Soffa Industries, Inc.*                       23,500        132,775
                                                                     ------------
                                                                          577,701
                                                                     ------------
  Telecommunications - 4.85%
    Anixter International, Inc.*                             5,800        203,522
    Black Box Corp.                                          6,200        229,090
    C-COR, Inc.*                                             5,900         49,855
    CommScope, Inc.*                                        11,400        246,240
    Ditech Communications Corp.*                             8,700        194,793
    NII Holdings, Inc.*                                      6,700        276,107
    Plantronics, Inc.*                                      10,000        432,400
    Polycom, Inc.*                                          15,800        313,156
    PTEK Holdings, Inc.*                                    15,700        134,549
    Scientific-Atlanta, Inc.                                10,500        272,160
                                                                     ------------
                                                                        2,351,872
                                                                     ------------
  Transportation Services - 3.13%
    Arkansas Best Corp.                                      9,400        344,228
    General Maritime Corp.*                                 11,400        397,062
    Ryder System, Inc.                                       4,600        216,384
    Teekay Shipping Corp.                                    7,800        336,102
    Tsakos Energy Navigation Ltd.*                           6,400        224,960
                                                                     ------------
                                                                        1,518,736
                                                                     ------------
  Utilities - 3.26%
    Avista Corp.                                             6,000        108,600
    Energen Corp.                                            7,400        381,470
    Energy East Corp.                                        7,500        188,850
    Northeast Utilities                                      9,000        174,510
    SCANA Corp.                                              8,200        306,188
    Texas Genco Holdings, Inc.                               4,900        228,585
    Unisource Energy Corp.                                   7,900        192,365
                                                                     ------------
  Total Common Stock (Cost $40,856,084)                                 1,580,568
                                                                     ------------
                                                                       48,018,489
                                                                     ------------
SHORT-TERM INVESTMENTS - 1.38%
    Evergreen Institutional Money Market Fund              668,180        668,180
                                                                     ------------
  Total Short-Term Investments (Cost $668,180)                            668,180
                                                                     ------------

Total Value of Investments (Cost $41,524,264)(100.38%)                 48,686,669

Liabilities in Excess of Other Assets, Net (-0.38%)                      (182,479)
                                                                     ------------
Net Assets (100.00%)                                                 $ 48,504,190
                                                                     ============

* Non-income producing investment

GEEWAX TERKER CORE VALUE FUND

Schedule of Investments - September 30, 2004 (Unaudited)

                                                           Number       Market
COMMON STOCK - 99.59%                                    of Shares       Value
                                                         ---------    ----------
  Banks - 2.11%
   R-G Financial Corp.                                         800    $   30,920
                                                                      ----------
  Chemicals - 2.95%
   Airgas, Inc.                                              1,800        43,326
                                                                      ----------
  Commercial Services - 2.05%
   ACE Cash Express, Inc.*                                     600        15,624
   Aramark Corp.*                                              600        14,484
                                                                      ----------
                                                                          30,108
                                                                      ----------
  Computers - 2.86%
   Dell, Inc.*                                               1,000        35,600
   Silicon Storage Technology, Inc.*                         1,000         6,370
                                                                      ----------
                                                                          41,970
                                                                      ----------
  Distribution & Wholesale - 2.05%
   Hughes Supply, Inc.                                       1,000        30,070
                                                                      ----------
  Electronics & Electrical Components - 1.54%
   Rogers Corp.*                                               300        12,747
   TTM Technologies, Inc.*                                   1,100         9,779
                                                                      ----------
                                                                          22,526
                                                                      ----------
  Entertainment & Leisure - 2.30%
   Brunswick Corp.                                             400        18,304
   Gaylord Entertainment Co.*                                  500        15,500
                                                                      ----------
                                                                          33,804
                                                                      ----------
  Financial Services - 14.00%
   AG Edwards, Inc.                                            400        13,848
   Asta Funding, Inc.                                        1,600        25,904
   Citigroup, Inc.                                           1,500        66,180
   Doral Financial Corp.                                       725        30,066
   Encore Capital Group, Inc.*                               1,200        22,620
   Goldman Sachs Group, Inc.                                   500        46,620
                                                                      ----------
                                                                         205,238
                                                                      ----------
  Food & Beverages - 1.10%
   Volume Services America Holdings, Inc.                    1,100        16,170
                                                                      ----------
  Healthcare - Products - 0.45%
   Microtek Medical Holdings, Inc.*                          2,100         6,636
                                                                      ----------
  Healthcare - Services - 2.55%
   DaVita, Inc.*                                             1,200        37,380
                                                                      ----------
  Household Products - 2.01%
   Fortune Brands, Inc.                                        200        14,818
   Jarden Corp.*                                               400        14,596
                                                                      ----------
                                                                          29,414
                                                                      ----------
  Insurance - 7.06%
   American International Group, Inc.                          900        61,191
   Prudential Financial, Inc.                                  900        42,336
                                                                      ----------
                                                                         103,527
                                                                      ----------
  Metal Fabricate & Hardware - 2.05%
   Precision Castparts Corp.                                   500        30,025
                                                                      ----------
  Mining - 0.69%
   Phelps Dodge Corp.*                                         110        10,123
                                                                      ----------
  Miscellaneous Manufacturing - 10.08%
   3M Co.                                                      200        15,994
   General Electric Co.                                      2,700        90,666
   Harsco Corp.                                                500        22,450
   Trinity Industries, Inc.                                    600        18,702
                                                                      ----------
                                                                         147,812
                                                                      ----------
  Multimedia - 3.85%
   Walt Disney Co.                                           2,500        56,375
                                                                      ----------
  Oil & Gas - 12.06%
   Burlington Resources, Inc.                                1,000        40,800
   Callon Petroleum Co.*                                     1,000        12,680
   Devon Energy Corp.                                          200        14,202
   Enbridge Energy Co., Inc.                                     1            33
   Newfield Exploration Co.*                                   400        24,496
   Penn Virginia Corp.                                         400        15,836
   Valero Energy Corp.                                         200        16,042
   Whiting Petroleum Corp.*                                  1,200        36,480
   XTO Energy, Inc.                                            500        16,240
                                                                      ----------
                                                                         176,809
                                                                      ----------
  Packaging & Containers - 0.90%
   Pactiv Corp.*                                               570        13,252
                                                                      ----------
  Pharmaceuticals - 4.11%
   ImClone Systems, Inc.*                                      300        15,855
   Omnicare, Inc.                                              700        19,852
   Pfizer, Inc.                                                800        24,480
                                                                      ----------
                                                                          60,187
                                                                      ----------
  Real Estate - 3.68%
   Ashford Hospitality Trust, Inc.*                          1,300        12,220
   Capital Trust, Inc./NY                                      800        23,280
   IMPAC Mortgage Holdings, Inc.                               700        18,410
                                                                      ----------
                                                                          53,910
                                                                      ----------
  Retail - 7.74%
   Dollar Tree Stores, Inc.*                                 1,000        26,950
   First Cash Financial Services, Inc.*                        700        14,021
   Pantry, Inc.*                                               600        15,102
   Regis Corp.                                                 500        20,110
   Wal-Mart Stores, Inc.                                       700        37,240
                                                                      ----------
                                                                         113,423
                                                                      ----------
  Telecommunications - 1.37%
   Ditech Communications Corp.*                                900        20,151
                                                                      ----------
  Transportation Services - 3.63%
   Genesee & Wyoming, Inc.*                                  2,100        53,172
                                                                      ----------
  Utilities - 6.40%
   SCANA Corp.                                               1,100        41,074
   TXU Corp.                                                 1,100        52,712
                                                                      ----------
                                                                          93,786
                                                                      ----------
  Total Common Stock (Cost $1,371,187)                                 1,460,114
                                                                      ----------
SHORT-TERM INVESTMENTS - 0.30%
   Merrill Lynch Master EBP Repo Money Market Fund           4,450         4,450
                                                                      ----------
  Total Short-Term Investments (Cost $4,450)                               4,450
                                                                      ----------
Total Value of Investments (Cost $1,375,637)(99.89%)                   1,464,564

Other Assets Less Liabilities, Net (0.11%)                                 1,667
                                                                      ----------
Net Assets (100.00%)                                                  $1,466,231
                                                                      ==========

* Non-income producing investment

                            QUAKER FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                              9/30/2004 (UNAUDITED)

                                                                             Principal      Value
                                                                             ---------   -----------
AGENCY OBLIGATIONS -- 48.75%
  Federal Home Loan Mortgage Corp. -- 13.48%
    Freddie Mac 22 C, 9.50%, 04/15/2020                                         54,215   $   54,246
    Freddie Mac 2833, 5.50%, 12/15/2031                                        300,000      298,647
    Freddie Mac Gold Pool #E50726, 8.50%, 07/01/2007                           101,412      107,135
    Freddie Mac Gold Pool #E51028, 8.50%, 07/01/2007                            19,219       20,303
    Freddie Mac Gold Pool #E51721, 8.50%, 01/01/2008                            78,603       83,038
    Freddie Mac Gold Pool #E51878, 8.50%, 09/01/2007                            85,781       90,621
                                                                                         ----------
                                                                                            653,990
                                                                                         ----------
  Federal National Mortgage Association -- 30.09%
    Fannie Mae 1993-152 K, P.O.,  0.00%, 08/25/2023*                            44,450       39,871
    Fannie Mae 2002-93 CB, 5.25%, 10/25/2030                                   381,358      390,980
    Fannie Mae 2003-33 LD, 4.25%, 09/25/2022                                   672,033      672,240
    Fannie Mae 2003-38 TC, 5.00%, 03/25/2023                                   351,949      356,749
                                                                                         ----------
                                                                                          1,459,840
                                                                                         ----------
  Government National Mortgage Association -- 5.18%
    Ginnie Mae II Pool # 8165, 3.375%, 03/20/2023                               40,819       40,737
    Ginnie Mae II Pool # 8249, 4.75%, 08/20/2017                                36,300       37,144
    Ginnie Mae II Pool # 8314, 4.625%, 11/20/2023                               19,334       19,800
    Ginnie Mae II Pool # 8413, 4.625%, 10/20/2018                               30,901       31,601
    Ginnie Mae II Pool # 8597, 3.375%, 02/20/2025                               14,969       14,937
    Ginnie Mae II Pool # 8690, 4.75%, 09/20/2020                                17,058       17,474
    Ginnie Mae II Pool # 8701, 4.625%, 10/20/2020                               52,644       53,872
    Ginnie Mae II Pool # 8876, 4.375%, 05/20/2026                               35,665       35,586
                                                                                         ----------
                                                                                            251,151
                                                                                         ----------
  Total Agency Obligations (Cost $2,367,021)                                              2,364,981
                                                                                         ----------
ASSET BACKED SECURITIES -- 26.40%
  Financial Services -- 26.40%
    Asset Securitization Corp. 1997-MD7 A1A, 7.32%, 01/13/2030                   7,515        7,569
    Chase Commercial Mortgage Securities Corp. 1996-2 A2, 6.90%, 11/19/2028     49,686       52,069
    Chase Commercial Mortgage Securities Corp. 1999-2 A1, 7.032%, 01/15/2032    48,812       52,562
    Commercial Mortgage Acceptance Corp. 1996-2 A2, 7.03%, 06/15/2031           20,000       22,500
    Conseco Finance Securitizations Corp. 2001-1, 9.08%, 05/01/2031* +          25,000        2,250
    CS First Boston Mortgage Securities Corp. 1998-C1 A1A, 6.26%, 05/17/2040    10,091       10,283
    CS First Boston Mortgage Securities Corp., 7.50%, 05/25/2032               477,245      494,180
    Deutsche Mortgage and Asset Receiving Corp. 1998-C1 A2, 6.538%, 06/15/2031  63,902       68,887
    DLJ Commercial Mortgage Corp. 1998-CF1 A1B, 6.41%, 02/18/2031               25,000       27,048
    DLJ Commercial Mortgage Corp. 1998-CG1 A1B 6.41%, 06/10/2031               105,000      114,049
    First Union Commercial Mortgage Securities, Inc. 1997 7.38%, 04/18/2029     92,686      100,016
    GMAC Commercial Mortgage Securities, Inc. 1997-C2 A3, 6.566%, 04/15/2029    50,948       54,852
    JP Morgan Commercial Mortgage Finance Corp. 1999-C7 A1, 6.18%, 10/15/2035   23,107       24,370
    Merrill Lynch Mortgage Investors, Inc. 1995-C2 A1, 7.0266%, 06/15/2021      14,850       15,357
    Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3, 7.12%, 06/18/2029        11,753       12,591
    Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1, 6.31%, 11/15/2026         9,919       10,193
    Mortgage Capital Funding, Inc. 1998-MC3 A1, 6.001%, 11/18/2031               4,298        4,414
    Mortgage Capital Funding, Inc., 6.417%, 03/18/2030                          11,683       11,793
    Mortgage Capital Funding, Inc., 7.117%, 11/20/2027                          85,000       92,475
    Nomura Asset Securities Corp., 7.0345%, 03/15/2030                          50,000       58,362
    Salomon Brothers Mortgage Securities VI 1986-1 A, 6.00%, 12/25/2011         44,970       44,905
                                                                                         ----------
Total Asset Backed Securities (Cost $1,228,739)                                           1,280,725
                                                                                         ----------
CORPORATE BONDS -- 13.47%
  Financial Services -- 4.53%
    Citigroup Global Markets Holdings, Inc., 7.375%, 05/15/2007                200,000      219,979

  Healthcare-Products -- 5.65%
    Bard (C.R.) Inc., 6.70%, 12/01/2026                                        250,000      274,359

  Textiles -- 3.29%
    CNA Holdings, Inc., 7.125%, 03/15/2009                                     150,000      159,572
                                                                                         ----------
  Total Corporate Bonds (Cost $614,890)                                                     653,910
                                                                                         ----------

UNITED STATES TREASURY OBLIGATIONS -- 9.73%
  United States Treasury Note/Bond, 4.75%, 05/15/2014                          450,000      472,360
                                                                                         ----------
  Total United States Treasury Obligations (Cost $461,528)                                  472,360
                                                                                         ----------

                                                                              Number
                                                                             of Shares     Value
                                                                             ---------   ----------
SHORT-TERM INVESTMENTS -- 1.30%
  Merrill Lynch Master EBP Repo Money Market Fund                               63,209       63,209
                                                                                         ----------
  Total Short-Term Investments (Cost $63,209)                                                63,209
                                                                                         ----------

Total Value of Investments (Cost $4,735,441) (99.65%)                                     4,835,185

Other Assets Less Liabilities, Net (0.35%)                                                   17,050
                                                                                         ----------
Net Assets (100.00%)                                                                     $4,852,235
                                                                                         ==========

* Non-income producing investment

+ Securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor using independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2004 is $2,250, which represents 0.05% of total net assets.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        (Registrant) Quaker Investment Trust


                                        By /s/ Kevin J. Mailey
                                          --------------------------------------
                                          Kevin J. Mailey

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Kevin J. Mailey
  ---------------------------------
  Kevin J. Mailey, President


Date: November 29, 2004


By /s/ Jeffry H. King
  ---------------------------------
  Jeffry H. King, Sr., Treasurer

Date: November 29, 2004